Financial Instruments - Schedule of Interest Rate and Currency Hedging Instruments (Details) - Interest risk - Derivative hedging instruments - Currency and interest rate swaps - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Contract amount	¥ 787,370	¥ 803,506
Hedging instrument, liabilities	8,637	(61,564)
Contract amount to be settled in more than one year
Disclosure of detailed information about hedging instruments [line items]
Contract amount	¥ 787,370	¥ 780,672